Employee Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Discount Rate Description	Certain Company employees are eligible to participate in a defined contribution plan (the "Plan"). Participants in the Plan may elect to defer a portion of their pre-tax earnings into a pension plan, which is run by an independent party. The Company matches participant's contributions typically at 6% of the participant's annual compensation. Contributions to this plan are recorded, as an expense in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2012, December 31, 2013 and December 31, 2014 were $18,187,000, $20,293,000 and $20,293,000 respectively.
Plan participants' contributions	$ 44,000	$ 75,000
Net gain for the defined benefit pension plan	268,000
Prior service cost for the defined benefit pension plan
Expected rate of return on plan assets	2.70%
Expected long term rate of return on bonds Description	Above expected long term rates of return to the asset distribution at December 31, 2014, gives rise to an expected overall rate of return of scheme assets of approximately 2.7% per annum.
Contribution to pension fund in the year ending December 31, 2015	100,000
Expected benefit cash flow description	The expected cash flows are estimated figures based on the members expected to retire over the next 10 years assuming no early retirements plus an additional amount in respect of recent average withdrawal experience.
Retirement period used as a basis to estimate expected cash flows	10 years
Legal and General over 15 year Gilts Index
Defined Benefit Plan Disclosure [Line Items]
Expected long term rate of return on bonds Description	The long-term expected return on corporate bonds and gilts (fixed interest and index linked) is determined by reference to bond yields and gilt yields at the balance sheet date.
Bonds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	70.00%
Corporate Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Expected rate of return on plan assets	3.60%
Percentage of investments	30.00%
Corporate Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Basis point increase in benefits obligation discount rate	0.20%
Defined benefit plan bond maturity period	15 years
Defined Benefit Plan Contributions
Defined Benefit Plan Disclosure [Line Items]
Contributions percentage of compensation	6.00%
Plan participants' contributions	22,582,000	20,293,000	18,187,000
Defined Contribution Pension Plan 401(k)
Defined Benefit Plan Disclosure [Line Items]
Contributions percentage of compensation	6.00%
Plan participants' contributions	$ 10,514,000	$ 9,816,000	$ 8,442,000
Participant's contributions percentage	50.00%